Note 12 - Property, Plant and Equipment - Reconciliation of Property, Plant, and Equipment (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Statement Line Items [Line Items]
Additions	$ 35,776	$ 26,389
Property, plant and equipment, balance	18,893	21,682
Depreciation charge to cost of sales	3,116	2,974
Property, plant and equipment, balance	21,682
Computer equipment [member]
Statement Line Items [Line Items]
Property, plant and equipment, balance	8,189	7,072
Property, plant and equipment, balance	7,072
Fixtures and fittings [member]
Statement Line Items [Line Items]
Property, plant and equipment, balance	1,866	1,998
Property, plant and equipment, balance	1,998
Office equipment [member]
Statement Line Items [Line Items]
Property, plant and equipment, balance	4,433	4,852
Property, plant and equipment, balance	4,852
Thermostats [member]
Statement Line Items [Line Items]
Property, plant and equipment, balance	2,683	5,758
Property, plant and equipment, balance	5,758
Leasehold improvements [member]
Statement Line Items [Line Items]
Property, plant and equipment, balance	1,722	2,002
Property, plant and equipment, balance	2,002
Vehicles [member]
Statement Line Items [Line Items]
Property, plant and equipment, balance
Property, plant and equipment, balance
Gross carrying amount [member]
Statement Line Items [Line Items]
Additions	4,838	8,315
Retirements	(517)	(22,319)
Exchange differences	(327)	723
Property, plant and equipment, balance	62,375	58,381	$ 71,662
Property, plant and equipment, balance	58,381	71,662
Gross carrying amount [member] | Computer equipment [member]
Statement Line Items [Line Items]
Additions	3,561	3,651
Retirements		(4,531)
Exchange differences	(60)	58
Property, plant and equipment, balance	22,173	18,672	19,494
Property, plant and equipment, balance	18,672	19,494
Gross carrying amount [member] | Fixtures and fittings [member]
Statement Line Items [Line Items]
Additions	147	788
Retirements		(1,493)
Exchange differences	(60)	179
Property, plant and equipment, balance	6,861	6,774	7,300
Property, plant and equipment, balance	6,774	7,300
Gross carrying amount [member] | Office equipment [member]
Statement Line Items [Line Items]
Additions	352	1,142
Retirements		(9,649)
Exchange differences	(90)	297
Property, plant and equipment, balance	15,209	14,947	23,157
Property, plant and equipment, balance	14,947	23,157
Gross carrying amount [member] | Thermostats [member]
Statement Line Items [Line Items]
Additions	387	1,213
Retirements	(517)	(594)
Exchange differences	(103)	60
Property, plant and equipment, balance	13,238	13,471	12,792
Property, plant and equipment, balance	13,471	12,792
Gross carrying amount [member] | Leasehold improvements [member]
Statement Line Items [Line Items]
Additions	391	1,521
Retirements		(6,046)
Exchange differences	(14)	129
Property, plant and equipment, balance	4,894	4,517	8,913
Property, plant and equipment, balance	4,517	8,913
Gross carrying amount [member] | Vehicles [member]
Statement Line Items [Line Items]
Additions
Retirements		(6)
Exchange differences
Property, plant and equipment, balance			6
Property, plant and equipment, balance		6
Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Retirements	208	22,006
Exchange differences	240	(2,535)
Property, plant and equipment, balance	(43,482)	(36,699)	(46,617)
Depreciation charge to cost of sales	(3,116)		(2,974)
Depreciation charge for the year	(4,115)		(6,579)
Property, plant and equipment, balance	(36,699)	(46,617)
Accumulated depreciation, amortisation and impairment [member] | Computer equipment [member]
Statement Line Items [Line Items]
Retirements		4,531
Exchange differences	47	(1,737)
Property, plant and equipment, balance	(13,984)	(11,600)	(11,968)
Depreciation charge to cost of sales
Depreciation charge for the year	(2,431)		(2,426)
Property, plant and equipment, balance	(11,600)	(11,968)
Accumulated depreciation, amortisation and impairment [member] | Fixtures and fittings [member]
Statement Line Items [Line Items]
Retirements		1,493
Exchange differences	43	(316)
Property, plant and equipment, balance	(4,995)	(4,776)	(5,544)
Depreciation charge to cost of sales
Depreciation charge for the year	(262)		(409)
Property, plant and equipment, balance	(4,776)	(5,544)
Accumulated depreciation, amortisation and impairment [member] | Office equipment [member]
Statement Line Items [Line Items]
Retirements		9,649
Exchange differences	64	(247)
Property, plant and equipment, balance	(10,776)	(10,095)	(16,314)
Depreciation charge to cost of sales
Depreciation charge for the year	(745)		(3,183)
Property, plant and equipment, balance	(10,095)	(16,314)
Accumulated depreciation, amortisation and impairment [member] | Thermostats [member]
Statement Line Items [Line Items]
Retirements	208	281
Exchange differences	66	(35)
Property, plant and equipment, balance	(10,555)	(7,713)	(4,985)
Depreciation charge to cost of sales	(3,116)		(2,974)
Depreciation charge for the year
Property, plant and equipment, balance	(7,713)	(4,985)
Accumulated depreciation, amortisation and impairment [member] | Leasehold improvements [member]
Statement Line Items [Line Items]
Retirements		6,046
Exchange differences	20	(200)
Property, plant and equipment, balance	(3,172)	(2,515)	(7,800)
Depreciation charge to cost of sales
Depreciation charge for the year	(677)		(561)
Property, plant and equipment, balance	(2,515)	(7,800)
Accumulated depreciation, amortisation and impairment [member] | Vehicles [member]
Statement Line Items [Line Items]
Retirements		6
Exchange differences
Property, plant and equipment, balance			(6)
Depreciation charge to cost of sales
Depreciation charge for the year
Property, plant and equipment, balance		$ (6)